Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of accounts receivable

Accounts receivable consisted of the following:

	December 31,	December 31,
	2019	2018

Accounts receivable – non-related parties	$45,083,689	$37,177,953
Allowance for doubtful accounts	(5,731,281)	(4,682,592)
Accounts receivable, net	$39,352,408	$32,495,361

Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowance for doubtful accounts

The movement of allowance for doubtful accounts are as follows for the years ended December 31, 2019 and 2018:

	Years ended December 31,
	2019	2018
Balance at beginning of year	$4,682,592	$3,794,065
Addition to allowance for doubtful accounts	1,286,997	947,770
Translation adjustments	(238,308)	(59,243)
Balance at end of year	$5,731,281	$4,682,592